Background and Nature of Operations	12 Months Ended
Dec. 31, 2023
General information about financial statements [abstract]
Background and Nature of Operations
1.
BACKGROUND AND NATURE OF OPERATIONS

1397468 B.C. Ltd. was incorporated under the Business Corporations Act (British Columbia) on January 23, 2023 for the sole purpose of acquiring ownership of the North American business assets and investments of an entity then named Lithium Americas Corp. (“Old LAC”) and, which is now named Lithium Americas (Argentina) Corp (“Lithium Argentina”), pursuant to a separation transaction (the “Separation”) as described in Note 2. The assets, liabilities and activities of Old LAC's North American business prior to the Separation, are referred to as LAC North America. Upon consummation of the Separation on October 3, 2023, 1397468 B.C. Ltd. was re-named Lithium Americas Corp. (“New LAC” or the “Company”) and its common shares were listed on the Toronto Stock Exchange (“TSX”) and on the New York Stock Exchange (“NYSE”) under the symbol “LAC.”

These financial statements are presented on a continuity of interests basis and reflect the activities of the Company from October 3, 2023 and the activities of LAC North America prior to that date and for the comparative periods presented. Prior to October 3, 2023, LAC North America did not operate as a separate legal entity.

The Company is focused on advancing the Thacker Pass project ("Thacker Pass"), a sedimentary-based lithium project located in the McDermitt Caldera in Humboldt County in north-western Nevada, USA. Thacker Pass is 100%-owned by Lithium Nevada Corp., which is wholly owned by 1339840 B.C. Ltd., a wholly-owned subsidiary of the Company. The head office and principal address of the Company is Suite 400, 900 West Hastings Street, Vancouver, British Columbia, Canada, V6C 1E5.

On January 30, 2023, LAC North America entered into a purchase agreement with General Motors Holdings LLC (“GM”) pursuant to which GM agreed to make a $650 million investment (the “Transaction”), the proceeds of which are to be used for the construction and development of Thacker Pass. The Transaction is comprised of two tranches, with the $320.1 million first tranche investment (the “Tranche 1 Investment”) and a second tranche investment of up to $329.9 million (the “Tranche 2 Investment”). The Tranche 1 Investment was completed on February 16, 2023 resulting in GM owning 15,002 common shares of Old LAC which became an equivalent number of shares of the Company post - Separation.

On March 12, 2024, the Company received a conditional commitment (“Conditional Commitment”) from the U.S. Department of Energy (“DOE”) for a $2.26 billion loan under the Advanced Technology Vehicles Manufacturing (“ATVM”) Loan Program (the “DOE Loan”), for financing the construction of the processing facilities at Thacker Pass. While this Conditional Commitment represents a significant milestone and demonstrates the DOE’s intent to finance Thacker Pass, certain technical, legal and financial conditions, including negotiation of definitive financing documents, must be satisfied before funding of the DOE Loan. There can be no assurances as to the terms and conditions of the definitive financing documents or whether the financing will be finalized.

To date, the Company has not generated significant revenues from operations and has relied on equity financings to fund operations. The underlying values of exploration and evaluation assets, property, plant and equipment and the investment in Thacker Pass are dependent on the existence of economically recoverable reserves, securing and maintaining title and beneficial interest in the properties, and the ability of the Company to obtain the necessary financing to complete development, and to attain future profitable operations.